Borrowings and other financial liabilities - Summary of Maturity Principal Repayments of Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis - Project Finance facility
Borrowings	$ 4,282,140	$ 4,325,629
Less than one year [member]
Maturity analysis - Project Finance facility
Borrowings	403,483	43,489
1 to 5 years [member]
Maturity analysis - Project Finance facility
Borrowings	2,610,445	2,418,861
More than 5 years [member]
Maturity analysis - Project Finance facility
Borrowings	$ 1,268,212	$ 1,863,279